Average Annual Total Returns{- Fidelity® Series Global ex U.S. Index Fund} - 10.31 Fidelity Series Global ex U.S. Index Fund PRO-08 - Fidelity® Series Global ex U.S. Index Fund	Fidelity Series Global ex U.S. Index Fund-Default Return Before Taxes Past 1 year	Fidelity Series Global ex U.S. Index Fund-Default Return Before Taxes Past 5 years	Fidelity Series Global ex U.S. Index Fund-Default Return Before Taxes Past 10 years	Fidelity Series Global ex U.S. Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Global ex U.S. Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Global ex U.S. Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series Global ex U.S. Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Global ex U.S. Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Global ex U.S. Index Fund-Default After Taxes on Distributions and Sales Past 10 years	MS112 Past 1 year	MS112 Past 5 years	MS112 Past 10 years
Total	21.39%	5.60%	4.89%	20.67%	4.92%	4.32%	12.96%	4.23%	3.80%	21.74%	5.68%	5.12%